Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued expenses and other liabilities	Accrued expenses and other liabilities
    Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,
	2022	2021
Compensation and benefits	$10,181	$8,747
Research and development costs	26,478	11,311
Professional fees	3,745	3,449
Other liabilities	393	160
Total accrued expenses and other liabilities	$40,797	$23,667